Consolidated Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Series A Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2011	$ 673		$ 5,327		$ (19,497)	$ (13,497)
Balance, shares at Dec. 31, 2011	67,316
Proceeds from issuance of preferred stock		3,496,500				3,496,500
Proceeds from issuance of preferred stock, shares		1,050,000
Stock based compensation			50,234			50,234
Foreign currency translation adjustment
Issue of warrants
Exercise of stock options, shares
Stock based compensation						50,234
Foreign currency cumulative translation adjustment
Net loss					(2,402,549)	(2,402,549)
Balance at Dec. 31, 2012	673	3,496,500	55,561		(2,422,046)	1,130,688
Balance, shares at Dec. 31, 2012	3,985,002	1,050,000
Stock based compensation			340,084			340,084
Net proceeds from issuance of common stock	854		4,692,257			4,693,111
Net proceeds from issuance of common stock, ($6 per share)	854,367
Conversion of preferred stock	1,050	(3,496,500)	3,495,450
Conversion of preferred stock, shares	1,050,000	(1,050,000)
Conversion of notes payable	319		1,062,737			1,063,056
Conversion of notes payable, shares	319,236
Reverse merger par value change	(606)		606
Foreign currency translation adjustment				25,749		(25,749)
Merger with public shell company	158		(158)
Merger with public shell company, shares	157,987
Public shell subsidiary shares	518		(518)
Public shell subsidiary share, shares	517,721
Proceeds from issuance of common stock	750		6,750			7,500
Proceeds from issuance of commmon stock, ($.01 per share)	750,000
Intellectual property acquisition	250		2,250			2,500
Intellectual property acquisition,shares	250,000					250,000
Issue of warrants			350,836			350,836
Exercise of stock options	19		1,635			1,654
Exercise of stock options, shares	18,375					(18,375)
Stock based compensation						340,084
Foreign currency cumulative translation adjustment						25,749
Net loss					(3,576,162)	(3,576,162)
Balance at Dec. 31, 2013	3,985		10,007,490	25,749	(5,998,208)	4,039,015
Balance, shares at Dec. 31, 2013	3,985,002
Exercise of stock options	3		312			315
Exercise of stock options, shares	3,500
Stock based compensation			227,264			227,264
Foreign currency cumulative translation adjustment				(25,749)		(25,749)
Net loss					(1,823,433)	(1,823,433)
Balance at Mar. 31, 2014	$ 3,988		$ 10,235,066		$ (7,821,642)	$ 2,417,412
Balance, shares at Mar. 31, 2014	3,988,706